Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Movement in Newbuildings [Roll Forward]
Opening balance at the beginning of the period	$ 112.0 [1]	$ 788.9	[1]
Additions	17.3	131.7	[1]
Capitalized interest and loan related costs	2.1	13.0	[1]
Re-classified as drilling units	0	(821.6)	[1]
Closing balance at the end of the period	131.4	112.0	[1]
Tender Rig T15 [Member]
Movement in Newbuildings [Roll Forward]
Opening balance at the beginning of the period		24.4	[1]
Additions		87.5	[1]
Capitalized interest and loan related costs		$ 0.1	[1]

[1]	Restated